Securitizations and Variable Interest Entities, Residential Mortgage Servicing Rights (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment rate	13.70%	15.40%	12.80%
Discount rate	5.90%	6.50%	7.50%
Cost to service ($ per loan)	91	96	101